Working capital - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Summary of additional information about working capital [line items]
Trade receivables	$ 2,674	$ 2,534
Interest on borrowings	291	274
Accrued Discounts Related To Sales Recognized	(764)	(707)
Current contract liabilities	92	109
Supply chain financing facilities accounted as trade payables	847	916
Provision for employee deferred compensation plan	$ 54	64
United States
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	21.00%
India
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	16.00%
United Kingdom
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	9.00%
Non-current liabilities | Fair value
Summary of additional information about working capital [line items]
Non-current contingent liabilities	$ (231)	$ (369)